Revenue from customers (Tables)	12 Months Ended
Jun. 30, 2023
Revenue from customers
Schedule of revenue from customers

	Year ended June 30,
	2023	2022

	(In thousands of US Dollars)
Consulting fees	$170	$140
Margin fees	98	23
	$268	$163

	Year Ended June 30,
	2023	2022

	(In thousands of US Dollars)
CSIRO	$253	$163
Other	15	—
	$268	$163
Timing of revenue recognition:
At a point in time	$199	$23
Over time	69	140
	$268	$163